MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited)

Principal Amount†		Value
CORPORATE BONDS: 75.0%
Airlines: 2.6%
	American Airlines Inc/AAdvantage Loyalty IP Ltd
550,000	5.500%, 4/20/26	$574,063
425,000	5.750%, 4/20/29	453,496
	Delta Air Lines Inc
1,200,000	3.400%, 4/19/21	1,200,000
950,000	7.375%, 1/15/26	1,116,149
	Delta Air Lines Inc / SkyMiles IP Ltd
1,175,000	4.750%, 10/20/28	1,278,108
	Emirates Airline
1,622,804	4.500%, 2/6/25	1,669,216
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd
3,150,000	6.500%, 6/20/27	3,453,187
	Singapore Airlines Ltd
3,846,000	3.000%, 7/20/26	3,896,847
		13,641,066
Automotive & Auto Parts: 6.5%
	Aptiv PLC
1,275,000	4.250%, 1/15/26	1,433,771
	FCA Bank SPA
EUR 750,000	0.250%, 2/28/23	884,141
	Ford Motor Co
1,125,000	8.500%, 4/21/23	1,255,781
	Ford Motor Credit Co LLC
2,725,000	4.063%, 11/1/24	2,854,165
1,237,000	4.271%, 1/9/27	1,285,707
	General Motors Co
1,735,000	5.400%, 10/2/23	1,884,922
1,650,000	6.125%, 10/1/25	1,941,419
2,375,000	6.800%, 10/1/27	2,947,168
	General Motors Financial Co Inc
2,550,000	2.700%, 8/20/27	2,600,123
	IHO Verwaltungs GmbH
EUR 900,000	3.625% Cash or 4.000% PIK, 5/15/25	1,075,915
EUR 400,000	3.750% Cash or 5.000% PIK, 9/15/26	480,222
	Kia Motors Corp
470,000	3.250%, 4/21/26	502,466
570,000	3.500%, 10/25/27	617,840
	Nissan Motor Co Ltd
481,000	3.043%, 9/15/23	503,502
325,000	3.522%, 9/17/25	344,357
EUR 3,000,000	2.652%, 3/17/26	3,818,561
	Renault SA
EUR 2,100,000	2.375%, 5/25/26	2,496,750
	Schaeffler AG
EUR 900,000	2.750%, 10/12/25	1,120,802
	Stellantis NV
EUR 1,250,000	3.375%, 7/7/23	1,563,542
	Volkswagen International Finance NV
EUR 1,900,000	3.500% (5 Year Swap Rate EUR + 3.746%), 6/17/25 [1,4,5]	2,387,267
	ZF Finance GmbH
EUR 700,000	3.000%, 9/21/25	867,934
	ZF North America Capital Inc
EUR 1,100,000	2.750%, 4/27/23	1,342,002
		34,208,357
Banking: 11.2%
	ABN AMRO Bank NV
3,800,000	4.400% (5 Year Swap Rate USD + 2.197%), 3/27/28 [1,5]	4,022,217
	Australia & New Zealand Banking Group Ltd
410,000	2.950% (5 Year CMT Rate + 1.288%), 7/22/30 [1,5]	424,252
	Banco Bradesco SA
2,319,000	3.200%, 1/27/25	2,376,326
	Banco Daycoval SA
850,000	4.250%, 12/13/24	869,610
	Banco do Brasil SA
971,000	4.750%, 3/20/24	1,030,517
	Bancolombia SA
500,000	4.875% (5 Year CMT Rate + 2.929%), 10/18/27 [1,5]	505,783
	Bank Leumi Le-Israel BM
2,180,000	3.275% (5 Year CMT Rate + 1.631%), 1/29/31 [1,5]	2,229,050
	Bank of Ireland Group PLC
2,075,000	4.125% (5 Year CMT Rate + 2.500%), 9/19/27 [1,5]	2,123,534
	Bank of New Zealand
2,050,000	3.500%, 2/20/24	2,207,814
	Barclays Bank PLC
EUR 1,875,000	6.625%, 3/30/22	2,342,740
2,400,000	7.625%, 11/21/22	2,634,561
	BBVA Bancomer SA
1,282,000	1.875%, 9/18/25	1,286,006
	BPCE SA
2,400,000	4.500%, 3/15/25	2,636,829
	Caixa Bank SA
EUR 1,000,000	6.750%, 6/13/24 [1]	1,301,237
EUR 2,400,000	2.750% (5 Year Swap Rate EUR + 2.350%), 7/14/28 [1,5]	2,938,350
	Caixa Geral de Depositos SA
EUR 900,000	5.750% (5 Year Swap Rate EUR + 5.500%), 6/28/28 [1,5]	1,157,624
	Danske Bank A/S
EUR 480,000	2.500% (5 Year Swap Rate EUR + 2.500%), 6/21/29 [1,5]	593,867
	Deutsche Bank AG
2,200,000	4.296% (5 Year Swap Rate USD + 2.248%), 5/24/28 [1,5]	2,258,317
3,175,000	4.875% (5 Year Mid Swap Rate USD + 2.553%), 12/1/32 [1,5]	3,389,963
	Emirates NBD Bank PJSC
860,000	2.625%, 2/18/25	902,119
	Erste Group Bank AG
EUR 2,000,000	6.500% (5 Year Swap Rate EUR + 6.204%), 4/15/24 [1,4,5]	2,640,050
	Global Bank Corp
800,000	5.250% (3 Month LIBOR USD + 3.300%), 4/16/29 [1,5]	833,788
	Ibercaja Banco SA
EUR 1,100,000	2.750% (5 Year Swap Rate EUR + 2.882%), 7/23/30 [1,5]	1,277,552
	ING Groep NV
4,050,000	4.700% (5 Year Swap Rate USD + 1.938%), 3/22/28 [1,5]	4,307,403
	Itau Unibanco Holding SA
450,000	5.125%, 5/13/23	476,370
	National Australia Bank
2,000,000	3.933% (5 Year CMT Rate + 1.880%), 8/2/34 [1]	2,120,840
	QNB Finance Ltd
3,470,000	2.625%, 5/12/25	3,600,850
	Societe Generale SA
EUR 2,200,000	1.375% (5 Year Swap Rate EUR + 0.900%), 2/23/28 [1,5]	2,622,681
	Standard Chartered PLC
1,300,000	3.516% (5 Year CMT Rate + 1.850%), 2/12/30 [1,5]	1,340,640
	UniCredit SPA
1,175,000	5.861% (5 Year Mid Swap Rate USD + 3.703%), 6/19/32 [1,5]	1,302,765
	Volksbank Wien AG
EUR 800,000	2.750% (5 Year Swap Rate EURIBOR + 2.550%), 10/6/27 [1,5]	957,292
		58,710,947
Broadcasting: 0.9%
	Netflix Inc
1,050,000	5.375%, 11/15/29	1,242,990
	Nexstar Broadcasting Inc
375,000	4.750%, 11/1/28	379,654
	Sirius XM Radio Inc
1,425,000	3.875%, 8/1/22	1,432,125
	TEGNA Inc
1,400,000	4.750%, 3/15/26	1,487,500
		4,542,269
Building Materials: 0.6%
	Cemex SAB de CV
EUR 910,000	2.750%, 12/5/24	1,081,631
900,000	7.375%, 6/5/27	1,020,375
500,000	7.375%, 6/5/27	542,623
640,000	5.200%, 9/17/30	694,557
		3,339,186
Cable/Satellite TV: 0.7%
	CCO Holdings LLC / CCO Holdings Capital Corp
2,925,000	5.000%, 2/1/28	3,096,551
	UPCB Finance VII Ltd
EUR 275,000	3.625%, 6/15/29	326,691
		3,423,242
Capital Goods: 1.8%
	Alfa SAB de CV
2,430,000	5.250%, 3/25/24	2,662,514
	GE Capital International Funding Co Unlimited Co
2,525,000	4.418%, 11/15/35	2,897,135
	KION Group AG
EUR 1,300,000	1.625%, 9/24/25	1,588,589
	Westinghouse Air Brake Technologies Corp
1,900,000	4.400%, 3/15/24 [1]	2,067,597
		9,215,835
Chemicals: 1.8%
	Alpek SAB de CV
2,800,000	4.250%, 9/18/29	2,966,880
	Equate Petrochemical BV
500,000	4.250%, 11/3/26	545,110
	INEOS Quattro Finance 2 Plc
EUR 775,000	2.500%, 1/15/26	910,191
	MEGlobal Canada ULC
500,000	5.000%, 5/18/25	557,118
500,000	5.875%, 5/18/30	604,905
	Orbia Advance Corp SAB de CV
1,000,000	4.000%, 10/4/27	1,091,595
	The Sherwin-Williams Co
650,000	3.450%, 6/1/27	709,681
	UPL Corp Ltd
1,822,000	4.500%, 3/8/28	1,886,269
		9,271,749
Consumer-Products: 0.7%
	Church & Dwight Co Inc
900,000	3.150%, 8/1/27	976,397
	Kimberly-Clark de Mexico SAB de CV
720,000	2.431%, 7/1/31	703,256
	Rumo Luxembourg SARL
2,012,000	7.375%, 2/9/24	2,086,203
		3,765,856
Containers: 1.8%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
537,000	6.000%, 2/15/25	553,916
EUR 1,525,000	2.125%, 8/15/26	1,785,505
	Ball Corp
EUR 1,550,000	1.500%, 3/15/27	1,846,491
	Berry Global Inc
391,000	5.125%, 7/15/23	395,887
925,000	1.570%, 1/15/26	911,856
550,000	4.875%, 7/15/26	582,560
	Crown European Holdings SA
EUR 1,900,000	0.750%, 2/15/23	2,232,737
	Klabin Austria GmbH
280,000	5.750%, 4/3/29	314,009
	Sealed Air Corp
EUR 325,000	4.500%, 9/15/23	413,917
	Silgan Holdings Inc
EUR 500,000	2.250%, 6/1/28	589,122
		9,626,000
Diversified Financial Services: 5.4%
	Alliance Data Systems Corp
1,200,000	4.750%, 12/15/24	1,233,750
	Credit Suisse AG
2,900,000	6.500%, 8/8/23	3,200,513
	Credit Suisse Group AG
3,700,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/11/23 [1,4,5]	4,016,494
	Grupo de Inversiones Suramericana SA
1,500,000	5.500%, 4/29/26	1,675,463
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
1,200,000	4.750%, 9/15/24	1,248,000
	ICD Funding Ltd
3,000,000	3.223%, 4/28/26	3,047,775
	Intrum AB
EUR 1,175,000	4.875%, 8/15/25	1,442,518
	Macquarie Bank Ltd
667,000	6.625%, 4/7/21	667,235
	MDGH - GMTN BV
790,000	2.500%, 5/21/26	822,046
	OneMain Finance Corp
625,000	6.125%, 3/15/24	675,781
	Power Finance Corp Ltd
2,000,000	3.950%, 4/23/30	2,050,400
	SoftBank Group Corp
300,000	5.375%, 7/30/22	313,685
EUR 3,025,000	4.000%, 4/20/23	3,733,425
	SPARC EM SPC Panama Metro Line 2 SP
75,278	–%, 12/5/22 [3]	73,585
	UBS Group AG
3,500,000	7.000% (5 Year Swap Rate USD + 4.866%), 2/19/25 [1,4,5]	3,998,750
		28,199,420
Diversified Media: 1.2%
	Adevinta ASA
EUR 1,575,000	2.625%, 11/15/25	1,900,572
EUR 200,000	3.000%, 11/15/27	242,870
	Prosus NV
1,760,000	5.500%, 7/21/25	2,001,754
	The Walt Disney Co
2,075,000	1.750%, 1/13/26	2,122,864
		6,268,060
Energy: 7.5%
	Blue Racer Midstream LLC / Blue Racer Finance Corp
775,000	7.625%, 12/15/25	836,686
	BP Capital Markets PLC
EUR 1,250,000	3.250% (5 Year Swap Rate EUR + 3.880%), 3/22/26 [1,4,5]	1,573,989
EUR 775,000	3.625% (5 Year Swap Rate EUR + 4.120%), 3/22/29 [1,4,5]	987,834
	Continental Resources Inc
950,000	5.750%, 1/15/31	1,074,792
	Ecopetrol SA
1,000,000	6.875%, 4/29/30	1,219,410
	Energean Israel Finance Ltd
1,370,000	4.500%, 3/30/24	1,383,700
	EQT Corp
1,100,000	7.625%, 2/1/25 [1]	1,267,508
	Galaxy Pipeline Assets Bidco Ltd
2,700,000	1.750%, 9/30/27	2,702,927
	Gazprom PJSC via Gaz Finance PLC
EUR 1,200,000	1.500%, 2/17/27	1,389,964
	Harvest Midstream I LP
1,525,000	7.500%, 9/1/28	1,642,730
	Leviathan Bond Ltd
630,000	5.750%, 6/30/23	661,298
775,000	6.125%, 6/30/25	841,378
870,000	6.500%, 6/30/27	954,304
	Oleoducto Central SA
2,449,000	4.000%, 7/14/27	2,596,369
	Petrobras Global Finance BV
3,427,000	7.375%, 1/17/27	4,073,932
3,950,000	5.093%, 1/15/30	4,110,390
	Petroleos Mexicanos
2,300,000	6.875%, 10/16/25	2,498,870
	Plains All American Pipeline LP / PAA Finance Corp
2,025,000	3.600%, 11/1/24	2,155,107
	Rockies Express Pipeline LLC
2,425,000	3.600%, 5/15/25	2,435,609
	Sabine Pass Liquefaction LLC
2,275,000	5.625%, 4/15/23 [1]	2,468,268
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
775,000	4.250%, 11/15/23	780,119
	The Williams Cos Inc
1,500,000	4.000%, 9/15/25	1,645,974
		39,301,158
Environmental: 0.2%
	GFL Environmental Inc
800,000	3.750%, 8/1/25	813,500

Food & Drug Retail: 0.1%
	Ingles Markets Inc
560,000	5.750%, 6/15/23	565,944

Food/Beverage/Tobacco: 2.4%
	BRF SA
1,200,000	4.750%, 5/22/24	1,267,386
1,062,000	4.875%, 1/24/30	1,085,045
	Bunge Ltd Finance Corp
1,200,000	1.630%, 8/17/25	1,201,049
	Constellation Brands Inc
1,160,000	4.750%, 12/1/25	1,332,922
	Grupo Bimbo SAB de CV
2,200,000	3.875%, 6/27/24	2,379,359
	Herbalife Nutrition Ltd / HLF Financing Inc
1,950,000	7.875%, 9/1/25	2,123,063
	Kraft Heinz Foods Co
650,000	4.375%, 6/1/46	679,239
	Post Holdings Inc
1,200,000	5.750%, 3/1/27	1,264,362
	Sigma Alimentos S.A. de CV
1,048,000	4.125%, 5/2/26	1,136,016
		12,468,441
Gaming: 0.2%
	Caesars Entertainment Inc
1,200,000	6.250%, 7/1/25	1,278,066

Healthcare: 6.3%
	AbbVie Inc
1,400,000	2.950%, 11/21/26	1,491,732
	Avantor Funding Inc
EUR 1,475,000	2.625%, 11/1/25	1,774,392
	Bausch Health Cos Inc
3,525,000	6.125%, 4/15/25	3,617,355
1,925,000	5.750%, 8/15/27	2,075,391
	Centene Corp
1,000,000	5.375%, 6/1/26	1,046,950
1,000,000	5.375%, 8/15/26	1,057,400
1,975,000	3.000%, 10/15/30	1,974,190
	CVS Health Corp
2,050,000	3.000%, 8/15/26	2,192,455
2,475,000	1.300%, 8/21/27	2,384,377
720,000	4.300%, 3/25/28	817,899
	Grifols SA
EUR 2,100,000	1.625%, 2/15/25	2,468,737
	HCA Inc
2,075,000	5.250%, 4/15/25	2,369,966
	IQVIA Inc
EUR 675,000	1.750%, 3/15/26	795,790
	Legacy LifePoint Health LLC
350,000	6.750%, 4/15/25	372,750
625,000	4.375%, 2/15/27	614,062
	ModivCare Inc
350,000	5.875%, 11/15/25	369,031
	MPH Acquisition Holdings LLC
1,675,000	5.750%, 11/1/28	1,644,599
	Prime Healthcare Services Inc
925,000	7.250%, 11/1/25	988,594
	Select Medical Corp
625,000	6.250%, 8/15/26	665,187
	Tenet Healthcare Corp
675,000	4.625%, 7/15/24	686,981
950,000	7.500%, 4/1/25	1,027,031
	Teva Pharmaceutical Finance Co BV
1,050,000	3.650%, 11/10/21	1,060,831
	Teva Pharmaceutical Finance IV BV
1,000,000	3.650%, 11/10/21	1,009,775
	Viatris Inc
775,000	1.650%, 6/22/25	778,344
		33,283,819
Homebuilders/Real Estate: 2.3%
	ADLER Group SA
EUR 1,000,000	1.875%, 1/14/26	1,155,559
	Crown Castle International Corp
3,475,000	1.050%, 7/15/26	3,351,564
1,350,000	3.650%, 9/1/27	1,472,393
	Equinix Inc
1,925,000	1.800%, 7/15/27	1,889,724
	Samhallsbyggnadsbolaget i Norden AB
EUR 1,100,000	2.625% (5 Year Swap Rate EUR + 3.227%), 12/14/25 [1,4,5]	1,285,993
	SBA Communications Corp
1,850,000	4.875%, 9/1/24	1,902,022
	Shimao Group Holdings Ltd
1,000,000	4.750%, 7/3/22	1,016,952
		12,074,207
Hotels: 0.4%
	Marriott International Inc
2,000,000	2.850%, 4/15/31	1,967,049

Leisure: 0.7%
	Carnival Corp
1,150,000	11.500%, 4/1/23	1,319,861
	Expedia Group Inc
1,100,000	5.000%, 2/15/26	1,242,575
1,375,000	2.950%, 3/15/31	1,356,012
		3,918,448
Metals/Mining: 2.1%
	Alcoa Nederland Holding BV
2,000,000	5.500%, 12/15/27	2,155,300
	AngloGold Ashanti Holdings PLC
500,000	3.750%, 10/1/30	507,671
938,000	6.500%, 4/15/40	1,127,945
	Corp Nacional del Cobre de Chile
EUR 1,610,000	2.250%, 7/9/24	2,020,278
	Gold Fields Orogen Holdings BVI Ltd
900,000	6.125%, 5/15/29	1,057,500
	Hudbay Minerals Inc
325,000	4.500%, 4/1/26	338,182
	Nexa Resources SA
492,000	5.375%, 5/4/27	537,235
	Novelis Corp
1,889,000	5.875%, 9/30/26	1,979,766
	Orano SA
EUR 1,000,000	2.750%, 3/8/28	1,215,707
		10,939,584
Paper: 0.4%
	Inversiones CMPC SA
1,200,000	4.375%, 4/4/27	1,321,866
	Suzano Austria GmbH
800,000	6.000%, 1/15/29	943,404
		2,265,270
Quasi & Foreign Government: 1.5%
	Colombia Government International Bond
2,000,000	3.000%, 1/30/30	1,960,210
	Indian Railway Finance Corp Ltd
1,450,000	3.730%, 3/29/24	1,547,567
1,175,000	3.249%, 2/13/30	1,171,170
	Mexico Government International Bond
2,300,000	4.500%, 4/22/29	2,552,414
	Romanian Government International Bond
EUR 500,000	3.875%, 10/29/35	680,303
		7,911,664
Restaurants: 0.9%
	1011778 BC ULC / New Red Finance Inc
1,979,000	4.250%, 5/15/24	2,004,192
	Starbucks Corp
2,775,000	3.500%, 11/15/50	2,776,874
		4,781,066
Services: 1.0%
	Aramark Services Inc
975,000	6.375%, 5/1/25	1,034,719
	New Oriental Education & Technology Group Inc
1,375,000	2.125%, 7/2/25	1,335,984
	Techem Verwaltungsgesellschaft 675 mbH
EUR 1,200,000	2.000%, 7/15/25	1,392,054
	WESCO Distribution Inc
1,525,000	7.125%, 6/15/25	1,669,608
		5,432,365
Steel: 1.3%
	ArcelorMittal SA
EUR 1,100,000	1.000%, 5/19/23	1,309,009
	Gerdau Trade Inc
1,850,000	4.875%, 10/24/27	2,060,983
	JSW Steel Ltd
1,250,000	5.950%, 4/18/24	1,334,460
	Usiminas International SARL
2,212,000	5.875%, 7/18/26	2,332,421
		7,036,873
Super Retail: 1.3%
	Advance Auto Parts Inc
1,350,000	1.750%, 10/1/27	1,326,988
	Hanesbrands Inc
1,525,000	5.375%, 5/15/25	1,615,547
	JSM Global SARL
400,000	4.750%, 10/20/30	401,984
	Lowe's Cos Inc
1,975,000	2.625%, 4/1/31	1,983,349
1,200,000	3.000%, 10/15/50	1,116,187
	Meituan
320,000	2.125%, 10/28/25	318,078
		6,762,133
Technology: 0.9%
	Broadcom Inc
495,000	3.150%, 11/15/25	527,706
1,630,000	3.150%, 11/15/25	1,642,664
675,000	1.950%, 2/15/28	659,778
	NXP BV / NXP Funding LLC / NXP USA Inc
900,000	2.700%, 5/1/25	944,257
900,000	3.150%, 5/1/27	956,654
		4,731,059
Telecommunications: 7.0%
	AT&T Inc
700,000	2.300%, 6/1/27	715,619
	Level 3 Financing Inc
3,325,000	3.400%, 3/1/27	3,526,512
	Lumen Technologies Inc
2,575,000	5.125%, 12/15/26	2,715,672
	Ooredoo International Finance Ltd
950,000	5.000%, 10/19/25	1,093,307
	PPF Telecom Group BV
EUR 1,225,000	3.500%, 5/20/24	1,529,307
EUR 850,000	2.125%, 1/31/25	1,017,024
	SES SA
EUR 1,825,000	5.625% (5 Year Swap Rate EUR + 5.401%), 1/29/24 [1,4,5]	2,363,535
	Sprint Corp
1,850,000	7.125%, 6/15/24	2,132,143
	TalkTalk Telecom Group PLC
GBP 700,000	3.875%, 2/20/25	945,883
	Telecom Italia SPA
EUR 850,000	2.750%, 4/15/25	1,048,916
EUR 400,000	2.875%, 1/28/26	497,182
	Telefonica Europe BV
EUR 700,000	5.875% (8 Year Swap Rate EUR + 2.967%), 6/22/26 [1,4,5]	886,819
EUR 1,000,000	5.875% (10 Year Swap Rate EUR + 4.301%), 3/31/24 [1,4,5]	1,316,154
	T-Mobile USA Inc
1,000,000	6.000%, 4/15/24	1,008,750
675,000	2.250%, 2/15/26	680,697
2,800,000	3.750%, 4/15/27	3,063,312
1,700,000	3.875%, 4/15/30	1,854,666
2,750,000	3.300%, 2/15/51	2,573,505
	Verizon Communications Inc
1,950,000	2.550%, 3/21/31	1,946,501
1,950,000	3.550%, 3/22/51	1,944,927
	Vmed O2 UK Financing I PLC
GBP 1,710,000	4.000%, 1/31/29	2,360,364
	Vodafone Group PLC
EUR 1,075,000	2.625% (5 Year Swap Rate EUR + 3.002%), 8/27/80 [1,5]	1,305,157
		36,525,952
Transportation Excluding Air/Rail: 2.1%
	Abertis Infraestructuras Finance BV
EUR 1,200,000	3.248% (5 Year Swap Rate EUR + 3.694%), 11/24/25 [1,4,5]	1,444,840
	Autostrade per l'Italia SPA
EUR 1,075,000	1.625%, 6/12/23	1,281,218
EUR 1,700,000	1.750%, 2/1/27	2,041,603
	DP World Crescent Ltd
1,850,000	4.848%, 9/26/28	2,071,225
	DP World PLC
EUR 2,240,000	2.375%, 9/25/26	2,789,688
	Q-Park Holding I BV
EUR 1,025,000	2.000% (3 Month EURIBOR + 2.000%), 3/1/26 [1]	1,160,732
		10,789,306
Utilities: 1.2%
	Electricite de France SA
EUR 2,200,000	2.875% (5 Year Swap Rate EUR + 3.373%), 12/15/26 [1,4,5]	2,690,962
	National Central Cooling Co PJSC
1,600,000	2.500%, 10/21/27	1,573,840
	NextEra Energy Operating Partners LP
1,925,000	4.250%, 7/15/24	2,028,469
		6,293,271
TOTAL CORPORATE BONDS
(Cost $383,337,456)		393,351,162

CONVERTIBLE BONDS: 1.2%
Banking: 0.5%
	Societe Generale SA
2,400,000	5.000%, 1/17/24	2,621,242

Diversified Financial Services: 0.7%
	UBS AG
3,400,000	5.125%, 5/15/24	3,751,067

TOTAL CONVERTIBLE BONDS
(Cost $6,318,008)		6,372,309

Shares
AFFILIATED MUTUAL FUNDS: 1.2%
604,708	Muzinich High Income Floating Rate Fund - Institutional Class	6,065,221

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $6,000,000)		6,065,221

Principal Amount †
BANK LOANS: 16.4%
Aerospace/Defense: 0.2%
	Transdigm F (02/20)
1,240,578	2.359% (1 Month LIBOR + 2.250%), 4/30/21 [1,2]	1,216,542

Airlines: 0.2%
	AAdvantage Loyalty (American Airlines) (AMR)
1,100,000	5.500% (3 Month LIBOR + 4.750%), 4/20/28 [1,2]	1,128,364

Automotive & Auto Parts: 0.9%
	Autokiniton US Holdings Inc
850,000	5.000%, 3/29/28 [1,2,6,7]	853,719
	Clarios Global B1
1,218,160	3.359% (1 Month LIBOR + 3.250%), 4/30/21 [1,2]	1,207,501
	First Brands 1st Lien (Trico) (3/21)
1,125,000	6.000% (3 Month LIBOR + 5.000%), 3/30/27 [1,2]	1,126,406
	Truck Hero (1/21) (Tectum)
375,000	4.500% (1 Month LIBOR + 3.750%), 4/30/21 [1,2]	374,662
	Wheel Pros 1st LIEN Rollover (11/20)
1,047,375	6.250% (1 Month LIBOR + 5.250%), 4/12/21 [1,2]	1,046,726
		4,609,014
Broadcasting: 0.2%
	EW Scripps B-2
1,240,554	3.313% (1 Month LIBOR + 2.563%), 4/30/21 [1,2]	1,236,677

Cable/Satellite TV: 0.7%
	CSC Holdings B1 (03/17)
1,240,335	2.356% (1 Month LIBOR + 2.250%), 4/15/21 [1,2]	1,226,140
	NewCo Financing B-1 (UPC Financing/Sunrise)
625,000	3.606% (1 Month LIBOR + 3.500%), 4/15/21 [1,2]	624,109
	UPC Financing B-2 (Sunrise)
625,000	3.606% (1 Month LIBOR + 3.500%), 4/15/21 [1,2]	624,109
	Virgin Media Bristol LLC
1,250,000	3.359%, 1/31/29 [1,2,6,7]	1,249,406
		3,723,764
Capital Goods: 0.2%
	Alison US B-1 (Alstom)
496,933	5.500% (3 Month LIBOR + 4.500%), 4/30/21 [1,2]	410,824
	Alison US B-2 (Alstom)
496,933	5.500% (3 Month LIBOR + 4.500%), 4/30/21 [1,2]	410,825
		821,649
Chemicals: 1.5%
	INEOS US Petrochem (INEOS Quattro)
1,125,000	3.250% (3 Month LIBOR + 2.750%), 6/30/21 [1,2]	1,123,419
	Rohm Holding USD
2,493,671	5.228% (6 Month LIBOR + 5.000%), 7/30/21 [1,2]	2,492,885
	Tronox Finance (2/21)
2,025,000	2.607% (1 Month LIBOR + 2.500%), 3/2/28 [1,2]	2,016,141
	WR Grace & Co
2,175,000	2.203%, 3/30/28 [1,2,6,7]	2,166,844
		7,799,289
Consumer-Products: 1.2%
	Energizer Holdings B (12/20)
1,189,167	2.750% (1 Month LIBOR + 2.250%), 4/22/21 [1,2]	1,186,687
	Journey Personal Care B (Domtar)
1,375,000	5.000% (3 Month LIBOR + 4.250%), 6/30/21 [1,2]	1,378,155
	Kronos Acquisition (KIK Custom) B (1/21)
1,995,000	4.250% (3 Month LIBOR + 3.750%), 6/30/21 [1,2]	1,969,165
	Spectrum Brands (2/21)
675,000	2.500% (1 Month LIBOR + 2.000%), 6/30/21 [1,2]	674,791
	Sunshine Luxembourg VII SARL
1,175,000	4.500% (3 Month LIBOR + 3.750%), 10/1/26 [1,2]	1,175,294
		6,384,092
Diversified Financial Services: 0.4%
	Jane Street Group (1/21)
1,820,438	2.859% (1 Month LIBOR + 2.750%), 4/30/21 [1,2]	1,805,646

Diversified Media: 0.2%
	Clear Channel Outdoor Holdings B
1,243,687	3.712% (1 Month LIBOR + 3.500%), 8/21/26 [1,2]	1,198,261

Energy: 0.1%
	Consolidated Energy Finance
694,643	2.609% (1 Month LIBOR + 2.500%), 4/26/21 [1,2]	679,013

Food/Beverage/Tobacco: 1.1%
	Froneri US B2
1,240,625	2.359% (1 Month LIBOR + 2.250%), 4/30/21 [1,2]	1,225,471
	Sigma Holdco B2 (Flora)
1,989,770	3.260% (6 Month LIBOR + 3.000%), 7/2/21 [1,2]	1,967,882
	Triton Water Holdings Inc
525,000	4.500% (3 Month LIBOR + 3.500%), 3/31/28 [1,2]	523,646
	US Foods B (08/19)
2,038,529	2.109% (1 Month LIBOR + 2.000%), 4/30/21 [1,2]	2,002,365
		5,719,364
Gaming: 0.2%
	Caesars Resort B
1,240,385	2.859% (1 Month LIBOR + 2.750%), 4/30/21 [1,2]	1,223,931

Healthcare: 1.9%
	AccentCare (12/20) Incremental
349,125	5.500% (1 Month LIBOR + 5.000%), 4/30/21 [1,2]	350,434
	Auris Luxembourg III B (Siemens/Sivantos/Widex)
1,240,508	3.859% (1 Month LIBOR + 3.750%), 4/30/21 [1,2]	1,206,394
	Grifols Worldwide Operations B (11/19)
1,240,578	2.086% (1 Week LIBOR + 2.000%), 4/8/21 [1,2]	1,228,247
	Milano Acquisition B
750,000	4.750% (3 Month LIBOR + 4.000%), 6/30/21 [1,2]	748,125
	MPH Acquisition (Multiplan) B
1,079,797	3.750% (3 Month LIBOR + 2.750%), 6/30/21 [1,2]	1,075,197
	Onex Carestream (2023 EXTENDED TERM)
1,207,268	7.750% (3 Month LIBOR + 6.750%), 6/30/21 [1,2]	1,205,384
	Sedgwick B (10/18)
1,166,053	3.359% (1 Month LIBOR + 3.250%), 4/30/21 [1,2]	1,152,043
	US Outpatient/ US Radiology(12/20)
2,493,750	6.250% (3 Month LIBOR + 5.500%), 6/15/21 [1,2]	2,506,618
	Verscend Holding Corp
575,000	4.109%, 8/27/25 [1,2,6,7]	575,799
		10,048,241
Homebuilders/Real Estate: 0.2%
	Pike 1/21 Incremental
750,000	3.120% (1 Month LIBOR + 3.000%), 3/22/21 [1,2]	749,063

Insurance: 0.7%
	Acrisure B (1/20)
1,243,719	3.703% (3 Month LIBOR + 3.500%), 6/30/21 [1,2]	1,231,157
	AssuredPartners B (2/20)
1,240,578	3.609% (1 Month LIBOR + 3.500%), 4/30/21 [1,2]	1,228,172
	USI Incremental
1,240,360	3.203% (3 Month LIBOR + 3.000%), 6/30/21 [1,2]	1,228,068
		3,687,397
Paper: 0.2%
	Spa Holdings 3 Oy
1,150,000	–%, 4/3/22 [1,2,3,6,7]	1,151,438

Publishing/Printing: 0.2%
	Meredith Corporation B2
1,000,000	2.609% (1 Month LIBOR + 2.500%), 4/30/21 [1,2]	990,880

Restaurants: 0.4%
	1011778 BC Unlimited (Burger King / Restaurant Brands) B4
1,240,578	1.859% (1 Month LIBOR + 1.750%), 4/30/21 [1,2]	1,220,034
	IRB Holding Corp B
299,250	4.250% (3 Month LIBOR + 3.250%), 6/15/21 [1,2]	298,548
	Zaxbys Operating Company
325,000	4.500% (1 Month LIBOR + 3.750%), 4/30/21 [1,2]	325,244
		1,843,826
Services: 0.8%
	Aramark Services (12/19)
1,240,602	1.859% (1 Month LIBOR + 1.750%), 4/30/21 [1,2]	1,224,709
	LBM Acquisition B
325,000	4.500% (3 Month LIBOR + 3.750%), 6/30/21 [1,2]	324,178
	LBM Acquisition LLC
72,222	4.500%, 12/17/27 [1,2,6,7]	72,039
	Revint (10/20)
1,500,000	5.750% (1 Month LIBOR + 5.000%), 3/31/21 [1,2]	1,507,500
	Summer (BC) Bidco B B1
1,243,703	4.933% (3 Month LIBOR + 4.750%), 6/4/21 [1,2]	1,241,116
		4,369,542
Steel: 0.1%
	TMS B-3
598,500	3.750% (1 Month LIBOR + 2.750%), 4/30/21 [1,2]	597,752

Super Retail: 0.7%
	CP Atlas Buyer (American Bath) B
450,000	4.250% (3 Month LIBOR + 3.750%), 11/23/27 [1,2]	447,716
	S&S Holdings
3,000,000	5.500% (3 Month LIBOR + 5.000%), 3/10/28 [1,2]	2,928,750
		3,376,466
Technology: 2.4%
	Ahead DB Holdings (Data Blue)
1,250,000	6.000% (3 Month LIBOR + 5.000%), 6/30/21 [1,2]	1,254,300
	Constant Contact
2,025,000	4.750% (1 Month LIBOR + 4.000%), 2/10/28 [1,2]	2,014,875
	Constant Contact DD
550,000	4.750%, 2/10/28 [1,2,6,7]	547,250
	CT Technologies (12/20) (HealthPort/Ciox Health)
625,000	6.000% (1 Month LIBOR + 5.000%), 4/30/21 [1,2]	626,822
	Dawn Acquisition
1,589,964	3.953% (3 Month LIBOR + 3.750%), 6/30/21 [1,2]	1,459,793
	DCert Buyer (Digicert)
2,086,590	4.109% (1 Month LIBOR + 4.000%), 4/30/21 [1,2]	2,085,578
	LogMeIn (8/20)
1,246,875	4.854% (1 Month LIBOR + 4.750%), 4/8/21 [1,2]	1,245,123
	Plantronics B
1,160,459	2.609% (1 Month LIBOR + 2.500%), 4/30/21 [1,2]	1,147,341
	Surf Holdings B (Sophos Group)
1,240,627	3.676% (3 Month LIBOR + 3.500%), 6/8/21 [1,2]	1,230,193
	Triton Solar US B
917,547	6.254% (6 Month LIBOR + 6.000%), 6/30/21 [1,2]	898,049
		12,509,324
Telecommunications: 1.1%
	Altice Financing B (Numericable / YPSO / Altice )
2,493,523	2.856% (1 Month LIBOR + 2.750%), 4/15/21 [1,2]	2,447,805
	Consolidated Communications B (10/20)
249,902	5.750%, 10/2/27 [1,2,6,7]	250,565
	Lumen Technologies B (1/20)
1,243,703	2.359% (1 Month LIBOR + 2.250%), 4/30/21 [1,2]	1,232,603
	Telesat Canada B-5
1,024,724	2.860% (1 Month LIBOR + 2.750%), 4/30/21 [1,2]	988,961
	Zayo Group Holdings Initial Dollar
1,000,000	3.109% (1 Month LIBOR + 3.000%), 4/30/21 [1,2]	993,275
		5,913,209
Transportation Excluding Air/Rail: 0.2%
	American Trailer World
1,125,000	4.500% (1 Month LIBOR + 3.750%), 4/30/21 [1,2]	1,119,381

Utilities: 0.4%
	Edgewater (Spade Facilities)
1,227,808	3.859% (1 Month LIBOR + 3.750%), 4/30/21 [1,2]	1,215,205
	Exgen Renewables/ Exelon (12/20)
673,313	3.750% (3 Month LIBOR + 2.750%), 3/31/21 [1,2]	674,996
		1,890,201
TOTAL BANK LOANS
(Cost $85,033,988)		85,792,326

TOTAL INVESTMENTS IN SECURITIES: 93.8%
(Cost $480,689,452)		491,581,018
Other Assets in Excess of Liabilities: 6.2%		32,584,017
TOTAL NET ASSETS: 100.0%		$524,165,035

†	In USD unless otherwise indicated.
CMT -	United States Constant Maturity Treasury Note
EUR -	Euro
EurIBOR -	Euro Interbank Offered Rate
GBP -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
PIK -	Payment-in-Kind - represents the security may pay interest in additional par.
USD -	United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on March 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Zero coupon security.
[4]	Perpetual call date security. Date shown is next call date.
[5]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2021. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[6]	All or a portion of the loan may be unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2021 (Unaudited)

The Muzinich Credit Opportunities Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	March 31, 2021	to be Received	March 31, 2021	(Depreciation)
6/15/21	EUR 80,000,000	$93,969,617	USD 95,313,120	$95,313,120	$1,343,503
6/15/21	GBP 3,700,000	5,102,043	USD 5,139,189	5,139,189	37,146
		$99,071,660		$100,452,309	$1,380,649

Muzinich Credit Opportunities Fund
SCHEDULE OF FUTURES CONTRACTS at March 31, 2021 (Unaudited)

The Fund had the following futures contracts outstanding with Morgan Stanley & Co., Inc.:

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
US 5 Year Note CBT (06/2021)	(250)	(30,884,766)	35,156	(30,849,610)
US 10 Year Note CBT (06/2021)	(175)	(23,009,766)	95,703	(22,914,063)
		$(53,894,532)	$130,859	$(53,763,673)

Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of March 31, 2021. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$393,351,162	$–	$393,351,162
Convertible Bonds	–	6,372,309	–	6,372,309
Affiliated Mutual Funds	6,065,221	–	–	6,065,221
Bank Loans	–	85,792,326	–	85,792,326
Total Assets	$6,065,221	$485,515,797	$–	$491,581,018
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$–	$1,380,649	$–	$1,380,649
Interest Rate Contracts - Futures	130,859	–	–	130,859
Total Other Financial Instruments	$130,859	$1,380,649	$–	$1,511,508

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forwards and futures contracts, which are presented at the net unrealized appreciation/(depreciation) on the investment.

Controlled Company
Affiliated Mutual Fund	Share/Par Balance March 31, 2021	Value as of December 31, 2020	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Value as of March 31, 2021	Dividend and Interest Income
Muzinich High Income Floating Rate Fund	604,708	$5,992,656	$-	$-	$-	$72,565	$6,065,221	$44,538